Contract Balances - Aging Analysis of Accounts Receivable (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable gross	¥ 30,903	¥ 7,687
Less: allowance for doubtful accounts	0	0
Accounts receivable, net	30,903	7,687
Within 90 days (inclusive)
Accounts receivable gross	12,580	7,687
Over 90 days but within 1 year (inclusive)
Accounts receivable gross	¥ 18,323	¥ 0